Victory Pioneer Equity Income Fund Investment Objectives and Goals - Victory Pioneer Equity Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory Pioneer Equity Income Fund Summary
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Victory Pioneer Equity Income Fund (the “Fund”) seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.